THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON 2/11/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST FOR CONFIDENTIAL TREATMENT
EXPIRED ON 1/1/01.

                      UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Capital Guardian Trust Company
Address: 11100 Santa Monica Boulevard
         Los Angeles, CA  90025-3384

Form 13F File Number: 28-96

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David I. Fisher
Title: Chairman
Phone: 310/996-6331

Signature, Place, and Date of Signing:

David I. Fisher*      Los Angeles, California      9/4/01
--------------------  ---------------------------  ----------
[Signature]           [City, State]                [Date]

*By:  /s/ Kenneth R. Gorvetzian
      ------------------------
       Kenneth R. Gorvetzian
       Attorney-in-fact

Signed pursuant to a Power of Attorney dated December 19, 2000 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission on February 9, 2001 by Capital Group International, In. with respect to Acclaim Entertainment, Inc.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name

     28-218                     The Capital Group Companies, Inc.
     28-5044                    Capital Group International, Inc.

                       Form 13F SUMMARY PAGE

     Report Summary:


     Number of Other Included Managers:        2

     Form 13F Information Table Entry Total:   11

     Form 13F Information Table Value Total:   $478057
                                               -----------------
                                                (thousands)

      Pursuant to regulation section 240.24b-2, certain confidential material has been filed with the Secretary of the Securities and Exchange Commission for non-public treatment.

     List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number      Name

     1     28-218                    The Capital Group Companies, Inc.
     2     28-5044                   Capital Group International, Inc.

CAPITAL GUARDIAN TRUST COMPANY                      FORM 13F INFORMATION TABLE                                      DEC 31, 1999

              COLUMN 1 & COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7*       COLUMN 8
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
      NAME OF ISSUER/TITLE OF CLASS       CUSIP    VALUE     SHRS OR      SH/ PUT/ INVESTMENT OTHER
   (COMMON UNLESS OTHERWISE INDICATED)             (x$1000)  PRN AMT      PRN CALL DISCRETION MGRS      SOLE     SHARED     NONE
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
AGILENT TECHNOLOGIES INC                 00846U101 $  244717      3165300 SH       DEFINED     1,2  2365300                800000
CHARTER COMMUNICATIONS INC CL A          16117M107     62694      2866000 SH       DEFINED     1,2  1972100                893900
DSP GROUP INC                            23332B106     24645       265000 SH       DEFINED     1,2   154000                111000
IVILLAGE INC                             46588H105     14175       700000 SH       DEFINED     1,2   459000                241000
KINDER MORGAN INC                        49455P101     35792      1773000 SH       DEFINED     1,2  1040450                732550
NETRATINGS INC                           64116M108     12031       250000 SH       DEFINED     1,2   147600                102400
PHILADELPHIA CONSOL                      717528103      2324       160300 SH       DEFINED     1,2   160300
SPANISH BROADCASTING SYSTEM INC CL A     846425882     30630       761000 SH       DEFINED     1,2   570000                191000
WILLIAMS COMMUNICATIONS GROUP INC        969455104     23329       806200 SH       DEFINED     1,2   713200                 93000
ZORAN CORP                               98975F101     20761       372400 SH       DEFINED     1,2   294500                 77900
ZYGO CORP                                989855101      6957       345700 SH       DEFINED     1,2   188900                156800

                                                -----------------
                                         GRAND  $     478057


*  INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC FOR ALL PURPOSES OTHER THAN FORM 13F